Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Lease Expense

The components of lease expense were as follows:

	March 31, 2026	March 31, 2025
Operating lease cost	$202,622	$245,886

Weighted Average Remaining Lease Term (Months)
Operating leases	22	12

Weighted Average Discount Rate
Operating leases	3.74%	4.43%

Operating leases Right-of-use assets	$177,014	$140,556
Operating Lease liabilities	$187,935	$132,250

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Twelve months ending March 31,
2027	$118,421
2028	49,778
2029	24,889
Total Lease Payments	193,088
Less Imputed Interest	5,153
Total	$187,935